Consolidated Statements of Comprehensive Income (Loss) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Statement of comprehensive income [abstract]
Net earnings for the year	$ 286,960	$ 101,383
Other comprehensive income (loss):
Change in fair value of investments in marketable securities	77,695	44,437
Income tax expense on change in fair value of investments in marketable securities	(10,463)	(3,449)
Actuarial losses on employee benefit plans	(206)	(4,476)
Income tax recovery on actuarial losses on employee benefit plans	44	1,021
Total other comprehensive income for the period	67,070	37,533
Total comprehensive income for the year	354,030	138,916
Attributable to:
Shareholders of the Company	356,191	142,163
Non-controlling interests	(2,161)	(3,247)
Total comprehensive income for the year	$ 354,030	$ 138,916